Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure the effectiveness of cybersecurity management, strategy, governance, and reporting of cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host, and application security, and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception, and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program, and regular cybersecurity awareness training for employees. We annually engage third-party companies to conduct security testing on important information systems and customer-facing applications. Our cybersecurity department regularly monitors the performance of our mobile applications, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Under our board’s supervision, the Group Head of Technology is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The Group Head of Technology shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. Our Group Head of Technology has over 18 years of experience as a technology leader in internet and financial services sectors. He is specialized in securing and ensuring compliance of complex technology environments across well-known enterprises. In addition, at the management level, we have established a risk management committee, which consists of nine executives and is chaired by our Chief Risk Officer to oversee and manage cybersecurity related matters and formulate policies as necessary. The chairman and members of the risk management committee have rich working experience in banks and prominent internet companies, bringing valuable expertise in dealing with confidentiality-related cybersecurity issues. Our risk management committee members report to the chairman on a monthly basis regarding its assessment, identification, and management on material risks from cybersecurity threats that occur in the ordinary course of our business operations. If a cybersecurity incident occurs, our risk management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our risk management committee will promptly report the investigation and assessment results to our Chief Risk Officer within 24 hours and our Chief Risk Officer will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our risk management committee shall promptly prepare disclosure material for review and approval by our Chief Risk Officer before it is disseminated to the public.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure the effectiveness of cybersecurity management, strategy, governance, and reporting of cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Under our board’s supervision, the Group Head of Technology is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The Group Head of Technology shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. Our Group Head of Technology has over 18 years of experience as a technology leader in internet and financial services sectors. He is specialized in securing and ensuring compliance of complex technology environments across well-known enterprises. In addition, at the management level, we have established a risk management committee, which consists of nine executives and is chaired by our Chief Risk Officer to oversee and manage cybersecurity related matters and formulate policies as necessary. The chairman and members of the risk management committee have rich working experience in banks and prominent internet companies, bringing valuable expertise in dealing with confidentiality-related cybersecurity issues. Our risk management committee members report to the chairman on a monthly basis regarding its assessment, identification, and management on material risks from cybersecurity threats that occur in the ordinary course of our business operations. If a cybersecurity incident occurs, our risk management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our risk management committee will promptly report the investigation and assessment results to our Chief Risk Officer within 24 hours and our Chief Risk Officer will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our risk management committee shall promptly prepare disclosure material for review and approval by our Chief Risk Officer before it is disseminated to the public.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Under our board’s supervision, the Group Head of Technology is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our risk management committee members report to the chairman on a monthly basis regarding its assessment, identification, and management on material risks from cybersecurity threats that occur in the ordinary course of our business operations.
Cybersecurity Risk Role of Management [Text Block]	The Group Head of Technology shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company. Our Group Head of Technology has over 18 years of experience as a technology leader in internet and financial services sectors. He is specialized in securing and ensuring compliance of complex technology environments across well-known enterprises. In addition, at the management level, we have established a risk management committee, which consists of nine executives and is chaired by our Chief Risk Officer to oversee and manage cybersecurity related matters and formulate policies as necessary. The chairman and members of the risk management committee have rich working experience in banks and prominent internet companies, bringing valuable expertise in dealing with confidentiality-related cybersecurity issues. Our risk management committee members report to the chairman on a monthly basis regarding its assessment, identification, and management on material risks from cybersecurity threats that occur in the ordinary course of our business operations. If a cybersecurity incident occurs, our risk management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our risk management committee will promptly report the investigation and assessment results to our Chief Risk Officer within 24 hours and our Chief Risk Officer will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our risk management committee shall promptly prepare disclosure material for review and approval by our Chief Risk Officer before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In addition, at the management level, we have established a risk management committee, which consists of nine executives and is chaired by our Chief Risk Officer to oversee and manage cybersecurity related matters and formulate policies as necessary.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Group Head of Technology has over 18 years of experience as a technology leader in internet and financial services sectors. He is specialized in securing and ensuring compliance of complex technology environments across well-known enterprises.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our risk management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our risk management committee will promptly report the investigation and assessment results to our Chief Risk Officer within 24 hours and our Chief Risk Officer will decide on the relevant response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true